Summary of Options Outstanding and Exercisable (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012 $0.88 to $ 4.99	Dec. 31, 2012 $5.00 to $9.99	Dec. 31, 2012 $10.00 to $39.20	Dec. 31, 2012 $0.88 to $39.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum		$ 0.88	$ 5.00	$ 10.00	$ 0.88
Exercise Price Maximum		$ 4.99	$ 9.99	$ 39.20	$ 39.20
Weighted Average Remaining Contractual Life (years)		5 years 10 months 2 days	1 year 6 months 29 days	2 months 16 days	7 years 7 months 17 days
Number of Options Outstanding		599,706	178,054	46,860	824,620
Number of Options Exercisable	485,124	258,337	157,221	46,860	462,418